Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	December 31,
	2021	2020
	U.S. dollars in thousands

Cash in banks and on hand	599	361
Bank deposits with original maturities of three months or less*	2,370	3,270

	2,969	3,631

*	Deposits with maturity of three months, which in 2021 bear an interest of 0.58 - 1.6% per annum (in 2019: 0.37 - 0.45%).

Schedule of cash and cash equivalents are denominated or linked
	December 31,
	2021	2020
	U.S. dollars in thousands

U.S. dollars	2,807	3,538
NIS (not linked to the Israeli CPI)	162	93

	2,969	3,631